Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2020
Standards and interpretations issued but not effective
Standards and interpretations issued but not effective

3.  Standards and interpretations issued but not effective

The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

Definition of a Business-Amendments to IFRS 3

The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.

Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, most entities will likely not be affected by these amendments on transition. However, entities considering the acquisition of a set of activities and assets after first applying the amendments should update their accounting policies in a timely manner. The amendments could also be relevant in other areas of IFRS (e.g., they may be relevant where a parent loses control of a subsidiary and has early adopted Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The amendment will apply to the Company effective April 1, 2020 and has to be applied prospectively. Hence there is no impact on the consolidated financial statement.

Definition of Material-Amendments to IAS 1 and IAS 8

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’

The amendments clarify that materiality will depend on the nature or magnitude of information, or both. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements.

The amendments explain that information is obscured if it is communicated in a way that would have a similar effect as omitting or misstating the information. Material information may, for instance, be obscured if information regarding a material item, transaction or other event is scattered throughout the financial statements or disclosed using a language that is vague or unclear. Material information can also be obscured if dissimilar items, transactions or other events are inappropriately aggregated, or conversely, if similar items are inappropriately disaggregated.

The amendments are effective for annual periods beginning on or after 1 January 2020, though early application is permitted.

The Group does not expect the amendment to have any material impact on our evaluation of materiality in relation to our financial statements.

Classification of Liabilities as Current or Non-current- Amendments to IAS 1

In January 2020, the Board issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current.

The amendments clarify:

•	What is meant by a right to defer settlement
•	That a right to defer must exist at the end of the reporting period
•	That classification is unaffected by the likelihood that an entity will exercise its deferral right
•	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual periods beginning on or after 1 January 2022. The Group is currently evaluating the effect of this amendment on the consolidated financial statements.

Covid-19-Related Rent Concessions–Amendment to IFRS 16

Effective for annual periods beginning on or after 1 June 2020.

In May 2020, the IASB amended IFRS 16 Leases to provide relief to lessees from applying the IFRS 16 guidance on lease modifications to rent concessions arising as a direct consequence of the covid-19 pandemic. The amendment does not apply to lessors.

As a practical expedient, a lessee may elect not to assess whether a covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.

The practical expedient applies only to rent concessions occurring as a direct consequence of the covid-19 pandemic and only if all of the following conditions are met:

•	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.
•

Any reduction in lease payments affects only payments originally due on or before June 30, 2021 (for example, a rent concession would meet this condition if it results in reduced lease payments before June 30, 2021 and increased lease payments that extend beyond June 30, 2021).

•	There is no substantive change to other terms and conditions of the lease.

Lessees will apply the practical expedient retrospectively, recognising the cumulative effect of initially applying the amendment as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of the annual reporting period in which the amendment is first applied.

A lessee will apply the amendment for annual reporting periods beginning on or after June 1, 2020. Earlier application is permitted, including in financial statements not yet authorised for issue at May 28, 2020.